Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [Abstract]
Revenue Recognition
	Year ended December 31, 2016
	Drybulk Segment	Offshore Support Segment	Tanker Segment	Gas Carrier Segment	Consolidated
Voyage charter revenues	$2,153	$-	$-	$-	$2,153
Time charter revenues	28,624	21,157	-	-	49,781
Total Revenues	$30,777	$21,157	$-	$-	$51,934
	Year ended December 31, 2017
	Drybulk Segment	Offshore Support Segment	Tanker Segment	Gas Carrier Segment	Consolidated
Voyage charter revenues	$165	$-	$16,870	$-	$17,035
Time charter revenues	65,558	3,819	3,988	10,316	83,681
Total Revenues	$65,723	$3,819	$20,858	$10,316	$100,716

	Year ended December 31, 2018
	Drybulk Segment	Offshore Support Segment	Tanker Segment	Gas Carrier Segment	Consolidated
Voyage charter revenues	$695	$-	$50,278	$-	$50,973
Time charter revenues	93,674	-	6,726	34,762	130,162
Total Revenues	$94,369	$-	$57,004	$34,762	$186,135

Trade Accounts Receivable & Contract Liabilities
	December 31, 2017	December 31, 2018
Trade Accounts Receivable, net of allowance for doubtful receivables	$14,526	$13,713
Deferred Contract Costs (Note 5)	-	496
Deferred Revenue	$865	$1,776